Insurance Contracts - Summary of Movements in Liabilities of Long-Term Insurance Contracts (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of types of insurance contracts [line items]
As at 1 January		¥ 2,968,265
Premiums		618,327	¥ 612,265	¥ 567,086
As at 31 December		3,413,754	2,968,265
Long-term insurance contracts [member]
Disclosure of types of insurance contracts [line items]
As at 1 January		2,932,305
As at 31 December		3,374,693	2,932,305
Gross [member]
Disclosure of types of insurance contracts [line items]
As at 1 January		2,973,225
As at 31 December		3,419,899	2,973,225
Gross [member] | Long-term insurance contracts [member]
Disclosure of types of insurance contracts [line items]
As at 1 January		2,936,533	2,521,331
Premiums		542,974	536,150
Release of liabilities	[1]	(287,705)	(288,959)
Accretion of interest		148,504	129,679
- Change in discount rates		30,701	35,071
- Change in other assumptions	[2]	7,574	3,472
Other movements		1,022	(211)
As at 31 December		¥ 3,379,603	¥ 2,936,533	¥ 2,521,331

[1]	The release of liabilities mainly consists of release due to death or other benefits and related expenses, release of residual margin and change of reserves for claims and claim adjustment expenses.
[2]	For the year ended 31 December 2021, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB 5,897 million. This change reflected the Group’s most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates increased insurance contract liabilities by RMB 1,677 million. For the year ended 31 December 2020, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB 2,081 million. This change reflected the Group’s most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates increased insurance contract liabilities by RMB 1,391 million.